TRANSITION PERIOD COMPARATIVE DATA (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Operating Data:
Research and development	$ 343,742	$ 435,671		$ 1,101,820	$ 1,397,554	$ 1,489,483	$ 1,537,491
Professional and consulting fees		261,350
General and administrative	1,438,553	167,747		1,192,244	3,676,125	2,666,669	1,621,341
Depreciation	14,387	10,412		34,036	63,454	59,479	44,448
Share-based compensation expense	158,244	371,637		112,573	1,495,837	1,709,230	484,210
Operating Expenses, Total	1,954,926	1,246,817		2,440,673	6,632,970	5,924,861	3,687,490
Other expenses (income)
Interest expense	0	179		6,212	2,839	3,018	6,391
Other income		(323)
Change in fair value of warrant derivative liability	(870,913)	6,387,473	$ (7,419,643)	0	(7,742,555)	(484,124)	6,387,473
Total other expense (income)		6,387,329
Net loss for the period	(1,004,092)	(7,634,146)	2,040,240	(2,464,747)	1,036,148	(5,593,906)	(10,098,893)
Foreign exchange translation adjustment for the period	0	24,799	$ 0	(24,390)	0	24,799	409
Net loss and comprehensive loss for the period	(1,004,092)	$ (7,609,347)		(2,489,137)	1,036,148	(5,569,107)	(10,098,484)
Loss per share - basic and diluted		$ (0.14)
Weighted Average Number of Shares Outstanding, Basic and Diluted		52,726,746
Cash flow Data:
Net cash used in operating activities	(1,038,390)	$ (825,483)		(1,639,478)	(4,747,836)	(4,590,387)	(2,464,961)
Net cash used in investing activities	(196,935)	(38,820)		(109,316)	(547,924)	(380,195)	(148,136)
Net cash provided by financing activities	0	6,788,988		1,988,678	4,552,409	11,341,397	8,777,666
Effects of foreign currency exchange rate changes	0	(9,510)		(33,433)	0	36,334	(42,943)
Net increase in cash and cash equivalents for the period	$ (1,235,325)	$ 5,915,175		$ 206,451	$ (743,351)	$ 6,407,149	$ 6,121,626